Note 10 - Income Tax Payables And Deferred Revenues (Detail) (Italian Tax Authority [Member])	12 Months Ended
Dec. 31, 2012
Italian Tax Authority [Member]
Percentage of Net Operating Losses Offset Taxable Income	80.00%